EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

17.           EARNINGS PER SHARE

Basic and diluted net earnings attributable to common shareholders of Kinross for the year ended December 31, 2020 was $1,342.4 million (year ended December 31, 2019 - $718.6 million).

Earnings per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted loss per common share for the following periods:

	Years ended December 31,
(Number of common shares in thousands)	2020	2019
Basic weighted average shares outstanding:	1,257,163	1,252,316
Weighted average shares dilution adjustments:
Stock options	3,218	1,679
Restricted share units	2,929	3,181
Restricted performance share units	4,660	5,168
Diluted weighted average shares outstanding	1,267,970	1,262,344

Weighted average shares dilution adjustments - exclusions:(a)
Stock options (b)	165	3,870
Restricted share units	—	—
Restricted performance share units	—	—

(a)	These adjustments were excluded, as they are anti-dilutive.
(b)

Anti-dilutive stock options were determined using the Company’s average share price for the year. For the years ended December 31, 2020 and 2019, the average share price used was $7.00 and $3.97, respectively.